Share capital	12 Months Ended
Dec. 31, 2025
Share capital.
Share capital

25Share capital

Authorised

Unlimited number of ordinary shares of no par value.

Unlimited number of preference shares of no par value.

Issued ordinary shares

	Number of
	fully paid shares	Amount
January 1, 2024	19,188,073	165,068
Shares issued:
Cash-settled share-based payments - employees (note 12.1.1)	6,787	83
Equity restricted share units - employees (note 12.2.2)	14,694	220
Options exercised (note 12.2.3)	5,000	37
December 31, 2024	19,214,554	165,408
Cash-settled share-based payments - employees (note 12.1.1)	4,795	60
Equity-settled share-based payments - employees (note 12.2.2)	75,435	766
Options exercised (note 12.2.3)	10,000	95
December 31, 2025	19,304,784	166,329

25Share capital (continued)

Ordinary Shares (entitled Common Shares under the Company’s Memorandum of Association)

Ordinary shares rank pari passu in all respects. On a poll, each issued ordinary share of the Company carries one vote at general meetings of shareholders. Holders of ordinary shares are entitled to receive dividends as approved by the Board of Directors or declared by the shareholders, subject to applicable statutory requirements and any restrictions arising from financing arrangements. Dividends are not guaranteed and are declared at the discretion of the shareholders or as approved by the Board.

On liquidation, winding-up or dissolution of the Company, ordinary shareholders are entitled to a proportionate share of the residual assets of the Company after settlement of all liabilities.

The distribution of dividends and repayment of capital to ordinary shareholders is subject to local company law, solvency, and compliance with any applicable covenants under the Company’s financing arrangements.